NET EARNINGS (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
NET EARNINGS (LOSS) PER SHARE [Text Block]
NOTE 7:-	NET EARNINGS (LOSS) PER SHARE

Details of the number of shares and income (loss) used in the computation of earnings per share:

	Six months ended June 30,
	2024		2023
	Weighted average number of shares (in thousands)	Net income (loss) attributable to equity holders of the Company	Weighted average number of shares (in thousands)	Net income (loss) attributable to equity holders of the Company

For the computation of basic net earnings from continuing operations	13,394	$(8,652)	12,232	$(4,059)

Effect of potential dilutive Common Shares	-	-	-	-

For the computation of diluted net earnings from continuing operations	13,394	$(8,652)	12,232	$(4,059)

	Three months ended June 30,
	2024		2023
	Weighted average number of shares (in thousands)	Net loss attributable to equity holders of the Company	Weighted average number of shares (in thousands)	Net loss attributable to equity holders of the Company

For the computation of basic net earnings from continuing operations	13,394	$(3,029)	13,184	$(3,459)

Effect of potential dilutive Common Shares	-	-	-	-

For the computation of diluted net earnings from continuing operations	13,394	$(3,029)	13,184	$(3,459)